EARNINGS PER SHARE (EPS) - Basic (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic numerator
Net income	R$ 4,566,317	R$ 7,501,565	R$ 11,425,512
Common
Basic numerator
Net income	R$ 1,574,058	R$ 2,576,016	R$ 3,866,044
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 24 for number of shares)	720,527,899	720,631,731	720,631,731
Earnings per share (in R$) - Basic	R$ 2.18	R$ 3.57	R$ 5.36
Preferred
Basic numerator
Net income	R$ 2,992,259	R$ 4,925,549	R$ 7,559,468
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 24 for number of shares)	1,369,712,176	1,377,906,016	1,409,087,063
Earnings per share (in R$) - Basic	R$ 2.18	R$ 3.57	R$ 5.36